Consolidated Balance Sheets (Parentheticals) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares
Accounts receivable, net of allowance	¥ 22,281		¥ 26,158
Short-term borrowings of the consolidated VIEs	790		47,774
Long-term borrowings, current portion of the consolidated VIEs	4,502		15,137
Accounts payable of the consolidated VIEs	273,813		261,204
Accrued expenses and other current liabilities of the consolidated VIEs	227,025		250,880
Due to related parties, current of the consolidated VIEs	39,310		32,899
Advance workspace membership fee of the consolidated VIEs	24,106		50,320
Contract liabilities of the consolidated VIEs	11,708		23,913
Income tax payable of the consolidated VIEs	5,259		4,429
Deferred subsidiary income of the consolidated VIEs	5,869		8,108
Note payable of the consolidated VIEs
Share-based liabilities, current of the consolidated VIEs			2,571
Option liabilities
Lease liabilities, current of the consolidated VIEs	162,791		256,178
Long-term borrowings of the consolidated VIEs	388		646
Refundable deposits from members, non-current of the consolidated VIEs	8,890		21,766
Deferred tax liability of the consolidated VIEs	19		362
Lease liabilities, non-current of the consolidated VIEs	153,298		413,593
Warrant liabilities of the consolidated VIEs
Share-based liabilities, non-current of the consolidated VIEs			¥ 1,303
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	20,000,000		20,000,000
Ordinary shares, issued (in Shares) | shares	4,152,857		3,896,916
Ordinary shares, outstanding (in Shares) | shares	4,152,857		3,896,916
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002		$ 0.002
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares) | shares	5,000,000		5,000,000
Ordinary shares, issued (in Shares) | shares	472,622		472,622
Ordinary shares, outstanding (in Shares) | shares	472,622		472,622
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.002		$ 0.002